Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

July 11, 2025

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between SFR 2025-2 Borrower LLC (“Borrower”) and Morgan Stanley Mortgage Capital Holdings LLC (“Lender”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower, Lender and Home Partners Holdings LLC (“Sponsor”), to the best of my knowledge and belief, that Radian Real Estate Management LLC (“RREM”) has completed certain due diligence services ordered by Lender under the Evaluation Services Agreement dated July 11, 2025, between RREM and Lender, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “TCN 2025-2 Preliminary Data Tape_Cutoff 4.30.2025 FINAL.xlsx” (the “Data Tape”). Furthermore;

1.                      RREM has reviewed the Lease for each Property provided by Borrower and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape, (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located and (d) all Section 8 Leases are correctly reported as such on the Data Tape unless described on Schedule 1 attached hereto.

2.                    RREM has reviewed the values in the Data Tape that are used in the calculations and reporting of the purchase prices, lease commencement and expiration dates, rent amounts, Broker Price Opinion amounts and Broker Price Opinion completion dates and determined that such values in the Data Tape are correctly reported.

3.                      RREM has reviewed (a) the addresses in the Data Tape and determined that they match the addresses that appear on the Broker Price Opinions, and (b) the county designation for each Property in the Data Tape and determined each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.                      RREM has reviewed the Data Tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (each a, “HOA”) and has determined, based on its review of the title work, the Data Tape and that certain HOA discrepancy review report dated on or about the date hereof executed by Mainstay National Title LLC (“Mainstay”), that the Properties identified in the Data Tape as not being subject to an HOA are accurately identified.

5.                     RREM has reviewed the Data Tape which indicates which Properties are condominiums and has determined, based on property-type designations in the Broker Price Opinion for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums in the Data Tape are accurate.

6.                    RREM has reviewed the purchase documentation for the Properties provided by Borrower in each case, suitable for the type of purchase. RREM has compared the acquisition price amounts in the Data Tape against the purchase documentation provided and determined that the acquisition price amounts in the Data Tape are accurately reported.

7.                      RREM has reviewed the right to purchase agreements, as amended (“RTP”) provided by Borrower with respect to each Property on the Data Tape and based on its review of each RTP, RREM has determined that the term of such RTP corresponds to the term of the related Lease.

8.                     Using the “Current RTP Year” set forth on the Data Tape, RREM has compared the Baseline Purchase Price set forth in Exhibit A (as amended or restated) of each RTP in the Lease Term (Year) that corresponds to such “Current RTP Year” and determined that the “Current RTP Price” set forth in the Data Tape corresponds to such Baseline Purchase Price.

9.                     Based on its review of the related Lease and the RTP, RREM has determined that the Current RTP Term specified in the Data Tape corresponds to the current term (by year) of the related Lease.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RADIAN REAL ESTATE MANAGEMENT LLC

/s/ Timothy Reilly
Name: Timothy Reilly
Title: EVP

Schedule 1 (Lease Exceptions)

ADDRESS	CITY	STATE	ZIP	RREM Discrepancy Note